EQUITY (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 15, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
EQUITY
Authorized to issue shares of common stock		150,000,000		150,000,000
Share price, par value		$ 0.01		$ 0.01
Common shares issued and outstanding		808,208		8,198,516	8,110,853
Subscribed shares		4,630		3,846
Options and warrants issued and outstanding		115,139
Shares issued of common stock for services				45,482
Fair value expense of services rendered		$ 402,411	$ 86,335	$ 116,334	$ 354,039
New share issuances				81,042	642,126
Shares cancelled	120,354			0	0
Shares issued business settlement				35,560
Expense of share issuance for business settlement				$ 82,500
Shares issued in connection with recapitalization transaction					330,505
Consultants [Member]
EQUITY
Shares issued of common stock for services				33,334	5,000
Board [Member]
EQUITY
Shares issued of common stock for services				12,148	39,121
Employees [Member]
EQUITY
Shares issued of common stock for services					267,500
Option [Member]
EQUITY
Options and warrants issued and outstanding		590,000		220,000
Exercise price				$ 2.20
Option [Member] | Option 2 [Member]
EQUITY
Options and warrants issued and outstanding		60,000		60,000
Exercise price		$ 1.00		$ 1.00
Option [Member] | Option 3 [Member]
EQUITY
Options and warrants issued and outstanding				40,000
Exercise price				$ 2.20
Option [Member] | Option 1 [Member]
EQUITY
Options and warrants issued and outstanding		120,000		120,000
Exercise price		$ 2.20		$ 0.90
Options [Member]
EQUITY
Shares issued of common stock for services				40,000	60,000
Fair value expense of services rendered				$ 32,679	$ 40,896
Warrant [Member]
EQUITY
Options and warrants issued and outstanding		152,725		115,139
Exercise price				$ 2.00
Volatility duration		90 days		90 days
Volatility rate		40.00%
Shares issued of common stock for services				50,000
Common And Preferred Stock [Member] | Series A [Member]
EQUITY
Authorized to issue shares of common stock		10,000,000		10,000,000
Share price, par value		$ 0.001		$ 0.01
Common shares issued and outstanding		0		0
Common And Preferred Stock [Member] | Series B [Member]
EQUITY
Authorized to issue shares of common stock		1,000		1,000
Share price, par value		$ 0.01		$ 0.01
Common shares issued and outstanding		0		0
Common And Preferred Stock [Member] | Series C [Member]
EQUITY
Authorized to issue shares of common stock		500		500
Share price, par value		$ 0.01		$ 0.01
Common shares issued and outstanding		0		0